Borrowings (Tables)	6 Months Ended
Sep. 30, 2022
Borrowings [abstract]
Schedule of borrowings
	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
7% Senior secured promissory note	$—	1,000,000
Loan from directors	$36,358	$36,851
Loan from a related party	$1,304	$1,304
	37,662	1,038,155